Fair Value Measurements (details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Fair Value Measurements disclosure
Percent of fixed maturities for which a pricing service estimates fair value	98.00%	98.00%
Fair value of the fixed maturities for which the Company used an internal pricing matrix	$ 134	$ 94
Fair value of the fixed maturities for which the Company received a broker quote	130	161
Convertible bonds held containing embedded conversion options that are valued separately from the host bond contract and disclosed in Level 2	$ 9	$ 8
Percent of short-term securities for which a pricing service estimates fair value	97.00%	97.00%
Percent of debt, including commercial paper, for which a pricing service estimates fair value	100.00%	100.00%